Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (65)
Prior service cost	(1)
Total	(66)
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(6)
Prior service cost	12
Total	6
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(2)
Total	$ (2)